Allocation Moderate Growth Portfolio (Prospectus Summary) | Allocation Moderate Growth Portfolio
ALLOCATION MODERATE GROWTH PORTFOLIO
Investment Goal
The Portfolio's investment goal is long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), in which the Portfolio is offered.
Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the
Portfolio and indirectly pay a proportionate share of the expenses of the
Underlying Portfolios (as defined herein) in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Allocation Moderate Growth Portfolio Class 3
Management Fees	0.10%
Service (12b-1) Fees	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	1.19%
Total Annual Portfolio Operating Expenses	1.32%

Expense Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Allocation Moderate Growth Portfolio Class 3	134	418	723	1,590

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Trust's
Portfolios (collectively, the "Underlying Portfolios").

The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 30% and no more than 90% of its net assets will be invested in equity portfolios and at least 10% and no more than 70% of its net assets will be invested in fixed income portfolios.

The subadviser determines the Portfolio's target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, inflation-protected) and cash equivalents. Based on these target asset class allocations, the subadviser determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of June 30, 2012 were:

               •  Large cap growth/value stocks               27.5%
               •  Mid cap growth/value stocks                 11.0%
               •  Small cap stocks                             6.5%
               •  International stocks                        22.0%
               •  Bonds                                       30.0%
               •  Treasury inflation protected securities      3.0%

The subadviser may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio's assets invested in any of the Underlying Portfolios will vary from time to time.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Asset Allocation Risk. The Portfolio's risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio's assets among the various asset classes and market sectors may not produce the desired result.

Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Large-Capitalization Companies Risk. The Portfolio invests in Underlying
Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio's value may not rise as much as the value of portfolios that emphasize smaller companies.

Growth Stock Risk. The Portfolio may invest substantially in Underlying
Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Value Investing Risk. The Portfolio may invest substantially in Underlying
Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Risk of Investing in Junk Bonds. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities, a percentage in which may be invested in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default at the time of purchase.

Small- and Medium-Capitalization Companies Risk. The Portfolio may invest in
Underlying Portfolios that may invest in securities of small- and medium-capitalization companies. Securities of small- and medium-capitalization companies are usually more volatile and entail greater risks than securities of large companies.

Foreign Investment Risk. The Portfolio may invest in Underlying Portfolios that may invest in foreign securities, which may cause the value of the Portfolio to be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Currency Volatility Risk. The value of an Underlying Portfolio's foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio's non-U.S.
dollar-denominated securities.

Indexing Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.

Fund of Funds Risk. The costs of investing in the Portfolio, as a fund of funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio's approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying
Portfolio may buy the same securities that another Underlying Portfolio sells.
Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

Underlying Funds Risk. The risks of the Portfolio owning the Underlying
Portfolios generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying portfolio of securities.
Disruptions in the markets for the securities held by the Underlying Portfolios purchased or sold by the Portfolio could result in losses on the Portfolio's investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.

Market Risk. Share prices can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S.
or abroad, changes in investor psychology, or heavy institutional selling. The prospects for a sector, an industry or an issuer may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, an Underlying Portfolio's adviser's or subadviser's assessment of companies held by the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Finally, an Underlying Portfolio's investment approach could fall out of favor with the investing public, resulting in lagging performance versus its peers.
The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the S&P 500 ® Index, the Barclays U.S. Aggregate Bond Index and a
Blended Index. The Blended Index consists of 70% S&P 500 ® Index and 30%
Barclays U.S. Aggregate Bond Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 3 Shares)

During the periods shown in the bar chart, the highest return for a quarter was
16.76% (quarter ended June 30, 2009) and the lowest return for a quarter was
-18.40% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2012 was 5.70%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Allocation Moderate Growth Portfolio	Label	1 Year	5 Years	Since Inception	Inception Date
Class 3	Class 3 Shares	(3.56%)	(0.70%)	2.37%	Feb. 14, 2005
S&P 500® Index	S&P 500® Index	2.11%	(0.25%)	2.73%	Feb. 14, 2005
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index	7.84%	6.50%	5.55%	Feb. 14, 2005
Blended Index	Blended Index	4.08%	2.12%	3.87%	Feb. 14, 2005